SUBSEQUENT EVENTS (Details Textual) - Subsequent Event [Member] $ in Millions	1 Months Ended
	Sep. 03, 2015 shares	Aug. 06, 2015 USD ($)	Aug. 06, 2015 BRL
Subsequent Event [Line Items]
Income Tax Examination, Estimate of Possible Loss		$ 2.4	BRL 9,858,745
Income Tax Examination, Interest Expense		0.8	3,165,599
Income Tax Examination, Penalties Expense		$ 6.4	BRL 26,666,821
Income Tax Examination Percentage Of Imposition		25.00%	25.00%
Pointer Mexico [Member]
Subsequent Event [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	26.00%
Estimated Percentage of Owned of Issued Share Capital	100.00%
Stock Issued During Period, Shares, Acquisitions	81,081